Condensed Statements of Cash Flows (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ 52,443	325,365	64,531	173,923	$ (3,860)	(23,952)	(26,630)	(6,300)
Net cash generated from (used in) investing activities	(364,536)	(2,261,797)	(1,507,315)	(175,670)	(191,158)	(1,186,053)	(67,455)	272,873
Net cash (used in) generated from financing activities	180,787	1,121,732	2,477,557	23,952	100,444	623,214	670,670	(286,700)
Net (decrease) increase in cash	(131,264)	(814,441)	1,026,602	21,865	(94,574)	(586,791)	576,585	(20,127)
Cash and cash equivalents at beginning of year	235,125	1,458,856	432,254	410,389	95,201	590,682	14,097	34,224
Cash and cash equivalents at end of year	$ 103,861	644,415	1,458,856	432,254	$ 627	3,891	590,682	14,097